Note 13 - Subsequent Events (Details Textual) - ABN Bank [Member] - Subsequent Event [Member] $ in Thousands	Aug. 01, 2016 USD ($)
Hull S417 [Member] | First 12 Consecutive Quarterly Installments [Member]
Number of Consecutive Quarterly Installments	12
Line of Credit Facility, Periodic Payment	$ 550
Hull S417 [Member] | Final 12 Consecutive Quarterly Installments [Member]
Number of Consecutive Quarterly Installments	12
Line of Credit Facility, Periodic Payment	$ 363
Hull S417 [Member]
Line of Credit Facility, Increase (Decrease) of Maximum Borrowing Capacity	20,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	9,050
Line of Credit Facility, Maximum Borrowing Capacity	$ 64,400